CURRENT AND DEFERRED TAX - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	$ 76,775,107	$ 48,890,527
Exploration and development expenditures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	31,158,835	19,102,358
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	32,986,291	20,216,115
Share-issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	4,546,660	3,544,757
Reclamation and remediation liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	5,779,035	4,980,425
Finance leases under IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	1,280,890	837,386
Unrealized foreign exchange losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	1,012,296	199,486
Charitable Contributions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	$ 11,100	$ 10,000